Earnings per Share (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Earnings per Share [Abstract]
Earnings per Share
7. Earnings per Share

Basic earnings per share is computed by dividing net income / (loss) attributable to shareholders by the weighted average number of shares outstanding during the period. There were no dilutive shares outstanding during the periods.

The computations of basic and diluted net loss per share are as follows:

	Three Months Ended March 31,
	2019	2018
Basic and diluted:
Net loss attributable to shareholders	$(282,454)	$(1,040,642)
Weighted average shares outstanding	600,090	548,590
Basic and diluted net loss per share	$(0.47)	$(1.90)

H.  Earnings per Share

Basic earnings per share is computed by dividing net income/(loss) attributable to shareholders by the weighted average number of shares outstanding during the period.

There were no dilutive shares outstanding during the periods.

The computations of basic and diluted net loss per share are as follows (in thousands, except per share data):

	For the Years Ending December 31,
	2019	2018
Basic:
Net loss attributable to shareholders	$(1,906,592)	$(20,292,903)
Weighted average shares outstanding	557,338	545,426

Basic net loss attributable per share	$(3.42)	$(37.21)

Diluted:
Net loss attributable to shareholders	$(1,906,592)	$(20,292,903)
Weighted average share outstanding	557,338	545,426

Diluted net loss per share	$(3.42)	$(37.21)